Segment Reporting (Tables)	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Reconciliation of Revenue by Reportable Segment to Consolidated Revenue	The table below presents a reconciliation of revenue by reportable segment to consolidated revenue and a reconciliation of consolidated segment operating profit to consolidated loss before income taxes for the three months ended March 31, 2024 and 2023.
	Three months Ended March 31,
	2024	2023
Revenue by segment
Platform services	$20,426	$62,810
Rental services	-	48,641
Consolidated revenue	20,426	111,451
Segment cost of revenue
Platform services	(18,249)	(62,528)
Rental services	-	(8,247)
Consolidated segment cost of revenue	(18,249)	(70,775)
Consolidated segment gross margin	2,177	40,676
Segment operating expense
Platform services	-	-
Rental services	(39,135)	(62,567)
Consolidated segment operating expenses	(39,135)	(62,567)
Total consolidated segment operating loss	(36,958)	(21,891)
Segment other income (loss)
Platform services	-	-
Rental services	20,590	(55,532)
Total consolidated segment operating loss	(16,368)	(77,423)
Corporate expenses
Operating expenses	(1,270,540)	(772,001)
Other income (expenses), net	(132,137)	(15,489)
	(1,402,677)	(787,490)
Total consolidated loss before income taxes	$(1,419,045)	$(864,913)

	Eight months Ended December 31, 2023
	Platform Service	Rental Revenue	Total
Revenues	$99,028	$22,662	$121,690
Cost of goods sold	(93,380)	(1,285)	(94,665)
Gross margin	5,648	21,377	27,025

Operating expenses	-	(2,598,124)	(2,598,124)
Operating loss	5,648	(2,576,747)	(2,571,099)

Other Income (expenses), net	5,502,774	(211,124)	5,291,650
Net Income/ (loss)	$5,508,422	$(2,787,871)	$2,720,551